MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2015
MARKETABLE SECURITIES [Abstract]
Schedule of classified marketable securities
	July 31, 2015				July 31, 2014
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Non-current:
Available-for-sale:
Mutual funds	$719,245	$131,639	$2,720	$848,164	$691,047	$129,173	$—	$820,220
Equity securities	445,227	168,113	—	613,340	426,754	107,239	—	533,993
	$1,164,472	$299,752	$2,720	$1,461,504	$1,117,801	$236,412	$—	$1,354,213

Schedule of debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position
		Less Than
	Fair Value	12 Months
Mutual funds	$271,076	$2,720

Schedule of investment income
	2015	2014	2013
Interest income	$3,097	$2,557	$7,955
Dividend income	41,666	46,884	71,943
Gain (loss) on sale of marketable securities	6,455	182,870	(5,572)
Total	$51,218	$232,311	$74,326